Shareholder Report, Holdings (Details)	May 31, 2026
C000194706 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000194706 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000194706 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194706 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194706 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194706 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194706 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194706 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194706 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194706 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194706 | Industrials831865209
Holdings [Line Items]
Percent of Total Investments	99.90%
C000194706 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194706 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000194706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000194706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000194706 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000194706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000248596 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248596 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248596 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248596 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000248596 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248596 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248596 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248596 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248596 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248596 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000248596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000248596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000248596 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000248596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000248596 | IndustrialsG65163100
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248596 | FinancialsTPGINCCVR
Holdings [Line Items]
Percent of Total Investments	0.00%
C000248596 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176728 | Trimble, Inc., 4.9, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | Amphenol Corporation, 4.35, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | Alexandria Real Estate Equities, Inc., 4.9, 2030-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | Valero Energy Corporation, 4.35, 2028-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | Cboe Global Markets, Inc., 3.65, 2027-01-12
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | Camden Property Trust, 4.9, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | AutoZone, Inc., 3.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176728 | Automatic Data Processing, Inc., 4.45, 2034-09-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Baxter International, Inc., 3.95, 2030-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Jabil, Inc., 3.6, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000176728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000176728 | Industrials001084AR3
Holdings [Line Items]
Percent of Total Investments	99.40%
C000223048 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223048 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223048 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223048 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223048 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223048 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223048 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223048 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223048 | 91307C102 | United Therapeutics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223048 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000223048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000223048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000223048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000223048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223048 | Technology00108J109
Holdings [Line Items]
Percent of Total Investments	100.00%
C000237005 | 801056102 | Sanmina Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237005 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237005 | 92552V100 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237005 | M8744T106 | Taboola.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 03937C105 | ArcBest Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 031652100 | Amkor Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | G21082105 | China Yuchai International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 456237106 | Industrial Logistics Properties Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | F21107101 | Constellium S.E.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000237005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237005 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000237005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000237005 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237005 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000176729 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176729 | 093712107 | Bloom Energy Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 86800U302 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 682189105 | ON Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 816850101 | Semtech Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 5962332 | STMicroelectronics N.V.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176729 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176729 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176729 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176729 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176729 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000176729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176729 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000176729 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000176729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000176729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176729 | Industrials6597777
Holdings [Line Items]
Percent of Total Investments	98.60%
C000176729 | Materials2718301
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176729 | Health CareABIOM1262
Holdings [Line Items]
Percent of Total Investments	0.00%
C000214760 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214760 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214760 | 5962332 | STMicroelectronics N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214760 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214760 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214760 | 6771645 | Samsung SDI Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | 3163836 | Intertek Group plc
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | B62G1B5 | Edenred S.E.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | BP92CJ4 | Tate & Lyle plc
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	0.90%
C000214760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000214760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000214760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000214760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214760 | Industrials6597777
Holdings [Line Items]
Percent of Total Investments	98.60%
C000214760 | Materials2718301
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176730 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176730 | 00857U206 | agilon health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176730 | 57776J100 | MaxLinear, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176730 | 023193105 | Ambiq Micro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176730 | 706915105 | Penguin Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176730 | 928298108 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176730 | 75776W103 | Redwire Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176730 | 500600101 | Kopin Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 00760J108 | Aehr Test Systems
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 35834F104 | T1 Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000176730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000176730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000176730 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000176730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000176730 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176730 | Technology24477E103
Holdings [Line Items]
Percent of Total Investments	98.70%
C000176730 | Health Care23CVR1261
Holdings [Line Items]
Percent of Total Investments	0.00%
C000220340 | 86800U302 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220340 | 808524862 | Schwab Short-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000220340 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220340 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220340 | 515098101 | Landstar System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220340 | 829933100 | Sirius XM Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220340 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220340 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220340 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220340 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220340 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	0.00%
C000220340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000220340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000220340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000220340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220340 | Technology053015103
Holdings [Line Items]
Percent of Total Investments	80.80%
C000220340 | Fixed Income - Other808524862
Holdings [Line Items]
Percent of Total Investments	19.20%
C000220340 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.10%